Feb. 27, 2015

DUNHAM FUNDS

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Class C (DCEMX)

Class N (DNEMX)

Supplement dated October 19, 2015 to the Statutory Prospectus dated February 27, 2015, as amended April 24, 2015 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus.

The purpose of this supplement is to describe important changes to the Dunham Emerging Markets Stock Fund (the "Fund").

Changes to the Fund's Principal Investment Strategies

Effective immediately, the following replaces Principal Investment Strategies on pages 50-51 of the Prospectus:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in emerging market equity securities traded on foreign stock exchanges. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. The Fund defines equity securities to include: common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Fund defines an emerging market country as any country included in the MSCI Emerging Markets Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

In general, the Sub-Adviser uses a quantitative model to rank countries according to their characteristics, including various measures of value, momentum and risk. The Sub-Adviser generally buys companies in countries that are ranked highest by the model and generally sells companies in countries that rank lower.

The Sub-Adviser may manage foreign currency exposure to reduce investment risk. To do so, the Fund may hedge its assets using foreign exchange derivatives, including forwards and options related to foreign currencies.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 27, 2015, as amended, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).